Statement to Certificateholder

		Sections	Deal Information

Deal:
		1. Distribution Summary		Residential Asset Securities Corp, 2006-KS1

2. Factor Summary
			Determination Date:	02/21/2006

3. Component Level Reporting (if applicable)
			Distribution Date:	02/27/2006
4. Interest Summary

		5. Other Income Detail	Pool(s):	40267, 40268

6. Index Based Classes (if applicable)
			Trustee:	Us Bank, Inc.

7. Collateral Interest Shortfalls
			Asset Type:	Home Equity Mortgage Asset Backed Pass-Through Certificates
8. Basis Risk/Net WAC Shortfall (if applicable)

9. Collateral Summary
GMAC-RFC Bond Administrator:

Perry Bons
10. Compensation and Expense Adjustments

11. Overcollateralization Summary (if applicable)
			Telephone:	(818) 260-1441

12. Delinquency, Foreclosure, and REO Information

13. Prepayment and Repurchases

14. Credit Instrument (if applicable)

15. Distribution Percentages

16. Comments

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

1. Distribution Summary

Class	Cusip ID	Original Face Value	Beginning Notional/Principal Balance	Pass -Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/Principal Balance (1) -(3)-(6)+(8) = (9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	76113AAC5	339,000,000.00	339,000,000.00	4.60375000	3,228,227.01	1,387,263.33	4,615,490.34	0.00	0.00	0.00	335,771,772.99

A-2	76113AAD3	134,500,000.00	134,500,000.00	4.67375000	0.00	558,772.78	558,772.78	0.00	0.00	0.00	134,500,000.00

A-3	76113AAE1	170,300,000.00	170,300,000.00	4.75375000	0.00	719,612.11	719,612.11	0.00	0.00	0.00	170,300,000.00

A-4	76113AAF8	45,834,000.00	45,834,000.00	4.83375000	0.00	196,933.42	196,933.42	0.00	0.00	0.00	45,834,000.00

M-1	76113AAG6	32,246,000.00	32,246,000.00	4.91375000	0.00	140,843.36	140,843.36	0.00	0.00	0.00	32,246,000.00

M-2	76113AAH4	27,947,000.00	27,947,000.00	4.93375000	0.00	122,563.12	122,563.12	0.00	0.00	0.00	27,947,000.00

M-3	76113AAJ0	16,768,000.00	16,768,000.00	4.95375000	0.00	73,835.09	73,835.09	0.00	0.00	0.00	16,768,000.00

M-4	76113AAK7	15,048,000.00	15,048,000.00	5.06375000	0.00	67,732.72	67,732.72	0.00	0.00	0.00	15,048,000.00

M-5	76113AAL5	14,618,000.00	14,618,000.00	5.11375000	0.00	66,446.93	66,446.93	0.00	0.00	0.00	14,618,000.00

M-6	76113AAM	12,898,000.00	12,898,000.00	5.21375000	0.00	59,775.06	59,775.06	0.00	0.00	0.00	12,898,000.00

M-7	76113AAN1	12,898,000.00	12,898,000.00	5.73375000	0.00	65,736.81	65,736.81	0.00	0.00	0.00	12,898,000.00

M-8	76113AAP6	9,459,000.00	9,459,000.00	5.98375000	0.00	50,311.37	50,311.37	0.00	0.00	0.00	9,459,000.00

M-9	76113AAQ4	8,599,000.00	8,599,000.00	6.84586553	0.00	53,762.86	53,762.86	0.00	0.00	0.00	8,599,000.00

SB	76113ABE0	19,885,287.99	19,885,287.99	0.00000000	105,281.37	1,803,624.14	1,908,905.51	0.00	0.00	0.00	19,780,006.62

R-I		0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II		0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals		860,000,287.99	860,000,287.99		3,333,508.38	5,367,213.10	8,700,721.48	0.00	0.00	0.00	856,666,779.61

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

2. Factor Summary

(Amount/Original Amount per $1000 unit)

Class		Cusip	Beginning Notional/Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/Principal Balance Factor

A-1		76113AAC5	1,000.00000000	9.52279354	4.09222221	13.61501575	0.00000000	0.00000000	990.47720646

A-2		76113AAD3	1,000.00000000	0.00000000	4.15444446	4.15444446	0.00000000	0.00000000	1,000.00000000

A-3		76113AAE1	1,000.00000000	0.00000000	4.22555555	4.22555555	0.00000000	0.00000000	1,000.00000000

A-4		76113AAF8	1,000.00000000	0.00000000	4.29666667	4.29666667	0.00000000	0.00000000	1,000.00000000

M-1		76113AAG6	1,000.00000000	0.00000000	4.36777771	4.36777771	0.00000000	0.00000000	1,000.00000000

M-2		76113AAH4	1,000.00000000	0.00000000	4.38555552	4.38555552	0.00000000	0.00000000	1,000.00000000

M-3		76113AAJ0	1,000.00000000	0.00000000	4.40333313	4.40333313	0.00000000	0.00000000	1,000.00000000

M-4		76113AAK7	1,000.00000000	0.00000000	4.50111111	4.50111111	0.00000000	0.00000000	1,000.00000000

M-5		76113AAL5	1,000.00000000	0.00000000	4.54555548	4.54555548	0.00000000	0.00000000	1,000.00000000

M-6		76113AAM3	1,000.00000000	0.00000000	4.63444410	4.63444410	0.00000000	0.00000000	1,000.00000000

M-7		76113AAN1	1,000.00000000	0.00000000	5.09666693	5.09666693	0.00000000	0.00000000	1,000.00000000

M-8		76113AAP6	1,000.00000000	0.00000000	5.31888889	5.31888889	0.00000000	0.00000000	1,000.00000000

M-9		76113AAQ4	1,000.00000000	0.00000000	6.25222235	6.25222235	0.00000000	0.00000000	1,000.00000000

SB	1	76113ABE0

R-I			0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II			0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

1	Factors not reported for OC Classes

	Pool Trading Factor: 99.61238288

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Beginning Notional/Principal Balance	Pass-Through Rate	Optimal Interest Amount	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)-(4)+(5)=(6)	Pass -Through Rate for Next Distribution	Accrued Certificate Interest Remaining Unpaid

			(1)	(2)	(3)	(4)	(5)	(6)
A-1	339,000,000.00	4.60375000	1,387,263.33	0.00	0.00	0.00	0.00	1,387,263.33	0.00000000	0.00

A-2	134,500,000.00	4.67375000	558,772.78	0.00	0.00	0.00	0.00	558,772.78	0.00000000	0.00

A-3	170,300,000.00	4.75375000	719,612.11	0.00	0.00	0.00	0.00	719,612.11	0.00000000	0.00

A-4	45,834,000.00	4.83375000	196,933.42	0.00	0.00	0.00	0.00	196,933.42	0.00000000	0.00

M-1	32,246,000.00	4.91375000	140,843.36	0.00	0.00	0.00	0.00	140,843.36	0.00000000	0.00

M-2	27,947,000.00	4.93375000	122,563.12	0.00	0.00	0.00	0.00	122,563.12	0.00000000	0.00

M-3	16,768,000.00	4.95375000	73,835.09	0.00	0.00	0.00	0.00	73,835.09	0.00000000	0.00

M-4	15,048,000.00	5.06375000	67,732.72	0.00	0.00	0.00	0.00	67,732.72	0.00000000	0.00

M-5	14,618,000.00	5.11375000	66,446.93	0.00	0.00	0.00	0.00	66,446.93	0.00000000	0.00

M-6	12,898,000.00	5.21375000	59,775.06	0.00	0.00	0.00	0.00	59,775.06	0.00000000	0.00

M-7	12,898,000.00	5.73375000	65,736.81	0.00	0.00	0.00	0.00	65,736.81	0.00000000	0.00

M-8	9,459,000.00	5.98375000	50,311.37	0.00	0.00	0.00	0.00	50,311.37	0.00000000	0.00

M-9	8,599,000.00	6.84586553	53,762.86	0.00	0.00	0.00	0.00	53,762.86	0.00000000	0.00

SB	19,885,287.99	0.00000000	0.00	0.00	0.00	0.00	1,803,624.14	1,803,624.14	0.00000000	0.00

Deal Totals	860,000,287.99		3,563,588.96	0.00	0.00	0.00	1,803,624.14	5,367,213.10		0.00

5. Other Income Detail
The following section only reports information for classes that have other income for this distribution.

CLASS	Prepayment Charges	Remaining Excess Cash Flow and	Other Income Distribution (1) + (2) = (3)

	(1)	(2)	(3)
SB	32,567.49	1,771,056.65	1,803,624.14

Deal Totals	32,567.49	1,771,056.65	1,803,624.14

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

6. Index Based Classes
The following section only reports information for index based classes that have paid interest for distribution.

Class	Index Name
		Index Rate

A-1	USTEL-SBD (1/23/2006 )	4.53375000

A-2	USTEL-SBD (1/23/2006 )	4.53375000

A-3	USTEL-SBD (1/23/2006 )	4.53375000

A-4	USTEL-SBD (1/23/2006 )	4.53375000

M-1	USTEL-SBD (1/23/2006 )	4.53375000

M-2	USTEL-SBD (1/23/2006 )	4.53375000

M-3	USTEL-SBD (1/23/2006 )	4.53375000

M-4	USTEL-SBD (1/23/2006 )	4.53375000

M-5	USTEL-SBD (1/23/2006 )	4.53375000

M-6	USTEL-SBD (1/23/2006 )	4.53375000

M-7	USTEL-SBD (1/23/2006 )	4.53375000

M-8	USTEL-SBD (1/23/2006 )	4.53375000

M-9	USTEL-SBD (1/23/2006 )	4.53375000

7. Collateral Interest Shortfalls

		Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount	Civil Relief Act Shortfall Amount

Group	1	499.75	499.75	0.00	0.00

Group	2	3,749.99	3,749.99	0.00	0.00

Deal Totals		4,249.74	4,249.74	0.00	0.00

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

8. Basis Risk/Net WAC Shortfall

	Shortfall Type	Current Shortfall	Cumulative Shortfall

M-9	BASIS RISK	1,436.11	0.00

9. Collateral Summary

A.

Beginning Principal Balance	Beginning Loan Count	Ending Principal Balance	Ending Loan Count	Available Distribution	Realized Loss	Cumulative Realized Loss

Group :	1	133,099,080.19	1,433	132,951,716.30	1,432	0.00	0.00

Group :	2	726,901,207.80	4,471	723,715,063.31	4,460	0.00	0.00

Deal Totals	860,000,287.99	5,904	856,666,779.61	5,892	8,700,721.48	0.00	0.00

B.

Beginning Gross Weighted Average Interest Rate	Ending Gross Weighted Average Interest Rate	Ending Weighted Average Maturity	Beginning Weighted	Ending Weighted	Net Weighted	Weighted

Group :	1	8.30586474	8.30521023	350.10	7.91896457	7.91833929

Group :	2	7.64472034	7.64262499	362.50	7.18933438	7.18734445

Deal Totals	7.74704322	7.74545592	360.60	7.30225656	7.30079232	5.57631721	7.06333513

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

10. Compensation and Expenses

		Compensation		Advances		Allowable Expenses Per Governing Documents	Non-Recoverable Advances

		Subservicer	Master Servicer	Subservicer	Master Servicer

Group :	1	37,344.66	5,544.21	11,337.85	0.00	0.00	0.00

Group :	2	245,366.11	27,417.63	41,460.90	0.00	0.00	0.00

Deal Totals		282,710.77	32,961.84	52,798.75	0.00	0.00	0.00

11. Overcollateralization Summary

	Beginning	Overcollateralization Increase/	Ending Overcollateralization	Current Required Overcollateralization	Prior Required

1	19,885,287.99	-105,281.37	19,780,006.62	19,780,006.62	0.00

2	0.00	0.00	0.00	0.00	0.00

Deal Totals	19,885,287.99	-105,281.37	19,780,006.62	19,780,006.62	0.00

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

12.Delinquency, Foreclosure, and REO Information

	Monthly Payments Delinquent						Foreclosures		REO

	One		Two		Three					Actual	Scheduled

	$	Count	$	Count	$	Count	$	Count	Count	$	$
Group 1	1,562,186.21		0.00		0.00		0.00			0.00	0.00
		17		0		0		0	0

Group 2	5,517,624.95		649,522.64		0.00		0.00			0.00	0.00
		39		5		0		0	0

Deal Totals	7,079,811.16		649,522.64		0.00		0.00			0.00	0.00
		56		5		0		0	0

13.Prepayments and Repurchases

	Curtailment		Payoffs		Total Prepayments		Total Repurchases		Optional Repurchases		ARM Repurchases

	$	Count	$	Count	$	Count	$	Count	$	Count	$	Count
Group 1	61,381.95	231	0.00	0	61,381.95	231	0.00	0	0.00	0	0.00	0

Group 2	135,094.03	534	2,653,662.50	11	2,788,756.53	545	0.00	0	0.00	0	0.00	0

Deal Totals	196,475.98	765	2,653,662.50	11	2,850,138.48	776	0.00	0	0.00	0	0.00	0

14.Credit Instrument

	Credit Instrument (Description)		Premium Amount	Beginning Available Amount	Deposit Amount	Earnings Amount	Current Recovery/ Reimbursed Amount	Current Draw Amount	Release Amount	Ending Available Amount	Cumulative Draw Amount	Cumulative Unreimbursed Amount

2006-KS1	Yield Maintenance Agreement	2	0.00	0.00	0.00		0.00	101,360.00	0.00	0.00	0	0.00

2	Premium Amount does not apply to this type of credit enhancement

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 9

Statement to Certificateholder

Residential Asset Securities Corp, 2006-KS1
February 27, 2006

16. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

2/23/2006	5:17:39PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 9

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	8,599,755.84
Prepayment Premium	32,567.49
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	101,360.00
Total Deposits	8,733,683.33

Uses of Funds	Amount

Transfer to Certificate Account	8,700,721.49
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	32,961.84
Derivative Payment	N/A
Total Withdrawals	8,733,683.33

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Closing Date		January 26, 2006
Definitive Record Date		January 26, 2006
Book Entry Record Date		February 24, 2006

	Accrual Period			Prepayment Interest Shortfall Amounts

Class	Accrual Period		Accrual Methodology	Current Period	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid
	Start	End

A-1	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
A-2	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
A-3	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
A-4	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-1	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-2	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-3	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-4	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-5	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-6	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-7	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-8	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
M-9	01/26/2006	02/26/2006	ACT/360	0.00	0.00	0.00	0.00	0.00
SB	01/01/2006	01/30/2006	30/360	N/A	N/A	N/A	N/A	N/A

Total				0.00	0.00	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix B

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Basis Risk/Net WAC Shortfall Amounts

Class	Current Period Uncompensated	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid

A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
M-1	0.00	0.00	0.00	0.00	0.00
M-2	0.00	0.00	0.00	0.00	0.00
M-3	0.00	0.00	0.00	0.00	0.00
M-4	0.00	0.00	0.00	0.00	0.00
M-5	0.00	0.00	0.00	0.00	0.00
M-6	0.00	0.00	0.00	0.00	0.00
M-7	0.00	0.00	0.00	0.00	0.00
M-8	0.00	0.00	0.00	0.00	0.00
M-9	1,436.11	0.00	0.00	1,436.11	0.00

Total	1,436.11	0.00	0.00	1,436.11	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix C

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Excess Cashflow and Overcollateralization Provisions

Excess Cash Flow

(1)	Scheduled Unmodified Net Interest	5,233,285.62
(2)	Interest Losses	0.00
(3)	Subsequent Recoveries	0.00
(4)	Adjustments	0.00
(5)	Accrued Certificate Interest on Offered Certificates	(3,562,152.86)
(6)	OC Reduction Amount	105,281.37
(7)	Bond Insurance	N/A
(8)	Yield Maintenance Payment	101,360.00
(9)	Net Swap Payment to the Swap Counterparty	N/A
(10)	Net Swap Payment to the Trust	N/A
(11)	Excess Cash Flow Prior to OC Provisions	1,877,774.12

Overcollateralization Provisions

	Excess Cash Flow	1,877,774.12
(1)	Prior Unreimbursed Principal Portion of Realized Losses (only to the extent of subsequent recoveries)	0.00
(2)	Principal Portion of Current Realized Losses	0.00
(3)	Overcollateralization Increase	0.00
(4)	Prepayment Interest Shortfall	0.00
(5)	Unpaid Prepayment Interest Shortfall With Accrued Interest	0.00
(6)	Net WAC Cap / Basis Risk Shortfall Carry-Forward Amount	1,436.11
(7)	Current Service Members Civil Relief Act Shortfalls	0.00
(8)	Unreimbursed Realized Losses	0.00
(9)	To Class SB Certificates	1,876,338.02

	Bond Insurer	N/A
	Yield Maintenance Provider	HSBC Bank USA, National Association
	Swap Counterparty	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix D

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Performance Tests

Stepdown Date

Has Stepdown Occurred?	NO

Trigger Event

Has Trigger Event Occurred?	NO

Ending Balance	856,666,779.61
Senior Enhancement Percentage	19.89%

Delinquency Percentage	0.08%
Aggregate Realized Losses Test	0.00%
Cut-Off Date Principal Balance	860,000,287.99

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix E

Statement To Certificateholder

Residential Asset Securities Corp., 2006-KS1

February 27, 2006

Loss Mitigation Loan Modification Pool Level Data

Pool	Type Of Modification	Loan Status	Balance	Loan Count	Paid Off Indicator

40267	N/A	N/A	N/A	N/A	N/A
40268	N/A	N/A	N/A	N/A	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix F